Other Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2020	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018
Related Party Transaction [Line Items]
Compensation Expense Recognized			$ 534	$ 621	$ 832	$ 1,151
Board and Committee [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 57	$ 57	$ 169	$ 168	$ 225	$ 244
Shares Issued	11,200	5,600	16,800	16,800	22,400	21,000
Value of Shares Issued	$ 8	$ 8	$ 12	$ 28	$ 32	$ 43
Compensation Expense Recognized	10	25	34	72	94	208
Board and Committee [Member] | Dimitri Villard [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 19	$ 19	$ 56	$ 56	$ 75	$ 75
Shares Issued	2,800	1,400	4,200	4,200	5,600	5,600
Value of Shares Issued	$ 2	$ 2	$ 3	$ 7	$ 8	$ 12
Compensation Expense Recognized	3	8	10	23	30	68
Board and Committee [Member] | Jeff Grout [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 19	$ 19	$ 56	$ 56	$ 75	$ 75
Shares Issued	2,800	1,400	4,200	4,200	5,600	5,600
Value of Shares Issued	$ 2	$ 2	$ 3	$ 7	$ 8	$ 12
Compensation Expense Recognized	3	8	10	23	30	70
Board and Committee [Member] | Nick Florio [Member]
Related Party Transaction [Line Items]
Cash Compensation	$ 19	$ 19	$ 56	$ 56	$ 75	$ 75
Shares Issued	2,800	1,400	4,200	4,200	5,600	5,600
Value of Shares Issued	$ 2	$ 2	$ 3	$ 7	$ 8	$ 12
Compensation Expense Recognized	3	8	$ 10	23	30	69
Board and Committee [Member] | Alicia Barker [Member]
Related Party Transaction [Line Items]
Cash Compensation						$ 19
Shares Issued	2,800	1,400	4,200	4,200	5,600	4,200
Value of Shares Issued	$ 2	$ 2	$ 3	$ 7	$ 8	$ 7
Compensation Expense Recognized	$ 1	$ 1	$ 4	$ 3	$ 4	$ 1